Bank overdrafts, bonds and bank loans	12 Months Ended
Dec. 31, 2023
Disclosure of bank overdraft bonds and bank loans [abstract]
Bank overdrafts, bonds and bank loans
20. Bank overdrafts and bonds
Amounts falling due within one year:

	2023	2022
	£m	£m
Bank overdrafts	358.2	505.7
Bonds	588.1	663.3
	946.3	1,169.0
The Group considers that the carrying amount of bank overdrafts approximates their fair value.
Amounts falling due after more than one year:

	2023	2022
	£m	£m
Bonds	3,775.0	3,801.8
The Group estimates that the fair value of corporate bonds is £4,119.5 million at 31 December 2023 (2022: £4,049.1 million). The fair values of the bonds are based on quoted market prices and are within Level 1 of the fair value hierarchy.
The bonds and bank overdrafts included within liabilities fall due for repayment as follows:

	2023	2022
	£m	£m
Within one year	946.3	1,169.0
Between one and two years	432.9	618.0
Between two and three years	647.2	441.5
Between three and four years	648.0	658.8
Between four and five years	647.5	661.1
Over five years	1,399.4	1,422.4
	4,721.3	4,970.8